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TYPE						13F-HR
PERIOD					03/31/08
FILER


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	March 31, 2008
Check here if Amendment [ x ]; Amendment Number: 1

This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1717 Arch Street
		Suite 3810
		Philadelphia, PA  19103
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paula Mandle
Title:	CEO
Phone:	215-557-9300
Signature, Place, and Date of Signing:
Paula Mandle	Philadelphia, Pennsylvania	April 8, 2008

Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		49
Form 13F Information Table Value Total:		826093
List of Other Included Managers:
  No. 13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              00206r102    19892 519375.00SH       SOLE                519375.00
Adobe Systems Inc              COM              00724F101    15203 427168.00SH       SOLE                427168.00
Agilent Technologies Inc       COM              00846U101     8739 292975.00SH       SOLE                292975.00
Air Products & Chemicals Inc   COM              009158106    23826 258975.00SH       SOLE                258975.00
Bard (C.R.) Inc                COM              067383109    31195 323601.00SH       SOLE                323601.00
Baxter International Inc       COM              071813109    20309 351250.00SH       SOLE                351250.00
Becton Dickinson & Co          COM              075887109    11184 130275.00SH       SOLE                130275.00
Celgene Corporation            COM              151020104    26687 435425.00SH       SOLE                435425.00
Cisco Systems Inc              COM              17275R102    22954 952850.00SH       SOLE                952850.00
Clorox Company                 COM              189054109    23991 423565.00SH       SOLE                423565.00
Corning Inc                    COM              219350105    30291 1260025.00SH      SOLE               1260025.00
Danaher Corp                   COM              235851102     8614 113300.00SH       SOLE                113300.00
Emerson Electric Co            COM              291011104    25313 491901.00SH       SOLE                491901.00
Exxon Mobil Corporation        COM              30231G102    10374 122650.00SH       SOLE                122650.00
FPL Group Inc                  COM              302571104    16435 261950.00SH       SOLE                261950.00
Gamestop Corp - Cl A           COM              36467w109    23739 459075.00SH       SOLE                459075.00
General Electric Co            COM              369604103    19139 517125.00SH       SOLE                517125.00
Genzyme Corp - Genl Division   COM              372917104    10013 134325.00SH       SOLE                134325.00
Gilead Sciences Inc            COM              375558103    11132 216025.00SH       SOLE                216025.00
Goldman Sachs Group Inc        COM              38141G104    15646 94600.00 SH       SOLE                 94600.00
Goodrich Corp                  COM              382388106    13644 237250.00SH       SOLE                237250.00
Google Inc - Class A           COM              38259P508    17965 40785.00 SH       SOLE                 40785.00
Hewlett Packard Co             COM              428236103    26463 579575.00SH       SOLE                579575.00
ITT Corp                       COM              450911102    16460 317700.00SH       SOLE                317700.00
International Business Machine COM              459200101     6264 54400.00 SH       SOLE                 54400.00
J.P. Morgan Chase & Company    COM              46625H100    14832 345325.00SH       SOLE                345325.00
Jacobs Engineering             COM              469814107     6715 91250.00 SH       SOLE                 91250.00
Joy Global Inc                 COM              481165108     7888 121050.00SH       SOLE                121050.00
Lincoln National Corp          COM              534187109    13748 264390.00SH       SOLE                264390.00
Microchip Technology Inc       COM              595017104     1136 34700.00 SH       SOLE                 34700.00
Molson Coors Brewing Co.       COM              60871r209     7581 144200.00SH       SOLE                144200.00
Monsanto Co                    COM              61166w101    24708 221600.00SH       SOLE                221600.00
National Oilwell Varco         COM              637071101    11634 199275.00SH       SOLE                199275.00
Northern Trust Corp            COM              665859104    23025 346400.00SH       SOLE                346400.00
Oracle Corporation             COM              68389X105    23427 1197700.00SH      SOLE               1197700.00
PNC Financial Services Group   COM              693475105    16206 247150.00SH       SOLE                247150.00
Pepsico Inc                    COM              713448108    35178 487225.00SH       SOLE                487225.00
Procter & Gamble               COM              742718109    16428 234450.00SH       SOLE                234450.00
Raytheon Company               COM              755111507    18858 291875.00SH       SOLE                291875.00
Roper Industries Inc           COM              776696106    14233 239450.00SH       SOLE                239450.00
Sunoco Inc.                    COM              86764P109     7592 144700.00SH       SOLE                144700.00
T Rowe Price Group Inc         COM              74144T108    25776 515524.00SH       SOLE                515524.00
Tidewater Inc                  COM              886423102    10679 193775.00SH       SOLE                193775.00
Transocean                     COM              G90073100    11881 87878.00 SH       SOLE                 87878.00
VF Corp                        COM              918204108    24013 309800.00SH       SOLE                309800.00
Vulcan Materials Co            COM              929160109     2944 44335.00 SH       SOLE                 44335.00
Waters Corp                    COM              941848103    14940 268225.00SH       SOLE                268225.00
XTO Energy Inc                 COM              98385X106    27432 443456.00SH       SOLE                443456.00
Yum! Brands,Inc                COM              988498101     9769 262525.00SH       SOLE                262525.00

REPORT SUMMARY			49 DATA RECORDS		     826093		     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
